Responsibilities and Commitments - Summary of Other Operating Leases with Payment Scheduled (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payments	$ 32,100,000
2019 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payments	5,400,000
2020 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payments	4,500,000
2021 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payments	4,000,000
2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payments	3,500,000
Thereafter 2022 [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating lease payments	$ 14,700,000